Accumulated Losses and Reserves - Summary of Accumulated Losses and Reserves (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Reserves Within Equity [Line Items]
Net loss for the year	$ (92,817,371)	$ (45,344,496)	$ (11,123,199)
Total reserves	29,641,280	25,262,224
Movements in Accumulated Losses
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(124,123,982)	(78,779,486)	(67,656,287)
Net loss for the year	(92,817,371)	(45,344,496)	(11,123,199)
Ending balance	(216,941,353)	(124,123,982)	(78,779,486)
Reserves
Disclosure Of Reserves Within Equity [Line Items]
Fair value of Investments reserve	1,085,411	1,085,411	551,409
Share-based payments reserve	8,466,706	4,087,650	3,116,080
Foreign translation reserve	20,089,163	20,089,163	5,827,605
Total reserves	29,641,280	25,262,224	9,495,094
Movement in Fair Value of Investments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	1,085,411	551,409	517,700
Fair value on gains on investments in financial assets		469,767	41,098
Exchange on translation		64,235	(7,389)
Closing balance	1,085,411	1,085,411	551,409
Movement in Share-Based Payments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	4,087,650	3,116,080	2,401,769
Share-based payments reserve	5,251,572	3,897,638	732,688
Exercise of options	(872,516)	(3,271,542)	(284,828)
Exchange on translation		345,474	266,451
Closing balance	8,466,706	4,087,650	3,116,080
FX Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	20,089,163	5,827,605	6,257,941
(Gains)/loss on translation		14,261,558	(430,336)
Closing balance	$ 20,089,163	$ 20,089,163	$ 5,827,605